COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended			10 Months Ended	12 Months Ended
	Jan. 02, 2018	Aug. 10, 2013	Dec. 18, 2017	Oct. 18, 2017	Oct. 18, 2015	Dec. 27, 2016	Dec. 31, 2017	Dec. 31, 2016
Rent expense for operating leases							$ 73,986	$ 65,962
Additional research and development expenses							75,000
Non-payment of research and development fees							$ 268,695
Option exercise price			$ 1.00			$ 1.00
Employment Agreements
Option exercise price		$ 0.10
Option, Assumptions used method		Black-Scholes option pricing model
Risk-free interest rate		1.46%
Expected dividend yield		0.00%
Expected option term		5 years 9 months
Expected volatility		79.00%
Employment Agreements | Silverman
Annual base salary				$ 300,000
Stock options granted minimum				500,000
Strike price				$ 2.75
Employment Agreements | Pugliese
Annual base salary					$ 180,000
Employment Agreements | Former Chief Executive Officer [Member]
Compensation converted into member units	3,925,770